Appendix 6 Additional Information Circular No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets And Liabilities By Currency [Abstract]
Appendix 6 Additional Information Circular No. 715 of February 3, 2012

APPENDIX 6 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of the Group’s financial statements.

a)	Portfolio stratification
-	Trade and other receivables by aging (original maturity):

	Balance as of 12-31-2017
Trade and Other Receivables	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	4,116,042	195,570,350	62,563
Allowance for doubtful accounts	-	-	-	-	-	-	-	-	-	(1,258,817)	(1,258,817)	-
Other receivables, gross	23,866,474	-	-	-	-	-	-	-	-	-	23,866,474	970,360
Total	210,636,227	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	2,857,225	218,178,007	1,032,923

	Balance as of 12-31-2016
Trade and Other Receivables	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	20,108,963	214,479,114	5,751,510
Allowance for doubtful accounts	-	-	-	-	-	-	-	-	-	(1,314,311)	(1,314,311)	-
Other receivables, gross	47,275,283	-	-	-	-	-	-	-	-	-	47,275,283	1,036,927
Total	226,773,635	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	18,794,652	260,440,086	6,788,437

-	By type of portfolio:

	Non-renegotiated portfolio as of 12-31-2017		Renegotiated portfolio as of 12-31-2017		Total portfolio as of 12-31-2017		Non-renegotiated portfolio as of 12-31-2016		Renegotiated portfolio as of 12-31-2016		Total portfolio as of 12-31-2016
Aging (original maturity) of balances of trade receivables	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$
On demand and non-current	502	186,724,468	2	107,848	504	186,832,316	402	195,758,558	-	-	402	195,758,558
1 to 30 days	85	3,057,994	-	-	85	3,057,994	91	2,770,582	-	-	91	2,770,582
31 to 60 days	68	333,078	-	-	68	333,078	62	1,165,177	-	-	62	1,165,177
61 to 90 days	28	279,100	-	-	28	279,100	55	773,502	-	-	55	773,502
91 to 120 days	71	10,021	-	-	71	10,021	41	900,093	-	-	41	900,093
121 to 150 days	99	42,015	-	-	99	42,015	85	5,101,117	-	-	85	5,101,117
151 to 180 days	45	334,297	-	-	45	334,297	87	13,609	-	-	87	13,609
181 to 210 days	48	399,552	-	-	48	399,552	29	553,986	-	-	29	553,986
211 to 250 days	33	228,498	-	-	33	228,498	26	3,593,733	-	-	26	3,593,733
More than 251 days	323	4,116,042	-	-	323	4,116,042	79	9,600,267	-	-	79	9,600,267
Total	1,302	195,525,065	2	107,848	1,304	195,632,913	957	220,230,624	-	-	957	220,230,624

As of December 31, 2017 and 2016 the Group did not have trade receivables with renegotiated terms.

b)	Provisions and write-offs

	For the years ended
Provisions and Write-offs	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Provision (recovery of provision) for non-renegotiated portfolio	(55,494)	-	371,558
Write-offs during the period	-	-	-
Total	(55,494)	-	371,558

c)	Number and value of operations

	For the years ended
Number and Value of Operations	12-31-2017		12-31-2016		12-31-2015
	Last quarter	Year	Last quarter	Year	Last quarter	Year
Impairment provision and recoveries
Number of operations	-	5	-	-	12	12
Value of operations, in ThCh$	-	(55,494)	-	-	371,558	371,558

APPENDIX 6.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES

This appendix forms an integral part of the Group’s financial statements.

a)	Portfolio stratification
-	Trade receivables by aging (original maturity):

	Balance as of 12-31-2017
Trade Receivables	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	62,563
-Large customers	186,724,468	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,525,065	62,563
-Others	45,285	—	—	—	—	—	—	—	—	—	—	45,285	-
Allowance for doubtful Accounts	—	—	—	—	—	—	—	—	—	(1,103,086)	(155,731)	(1,258,817)	-
Unbilled services	138,781,170	—	—	—	—	—	—	—	—	—	—	138,781,170	-
Billed services	47,988,583	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	56,789,180	-
Total trade receivables, gross	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	62,563
Total allowance for doubtful accounts	-	-	-	-	-	-	-	-	-	(1,103,086)	(155,731)	(1,258,817)	-
Total trade receivables, net	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	493,890	2,363,335	194,311,533	62,563

	Balance as of 12-31-2016
Trade Receivables	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,479,114	5,751,510
-Large customers	179,482,500	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,463,262	5,723,943
-Others	15,852	-	-	-	-	-	-	-	-	-	-	15,852	27,567
Allowance for doubtful Accounts	-	-	-	-	-	-	-	-	-	(1,314,311)	-	(1,314,311)	-
Unbilled services	125,367,509	-	-	-	-	-	-	-	-	-	-	125,367,509	3,308,454
Billed services	54,130,843	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	89,111,605	2,443,056
Total trade receivables, gross	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,479,114	5,751,510
Total allowance for doubtful accounts	-	-	-	-	-	-	-	-	-	(1,314,311)	-	(1,314,311)	-
Total trade receivables, net	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	8,285,956	10,508,696	213,164,803	5,751,510

-	By type of portfolio:

	Balance as of 12-31-2017
Portfolio type	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	62,563
-Large customers	186,724,468	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,525,065	—
-Others	45,285	—	—	—	—	—	—	—	—	—	—	45,285	970,360
Total gross portfolio	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	1,032,923

	Balance as of 12-31-2016
Portfolio type	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,479,114	5,751,510
-Large customers	179,482,500	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,463,262	5723943
-Others	15,852	-	-	-	-	-	-	-	-	-	-	15,852	27,567
Total gross portfolio	179,498,352	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,267	10,508,696	214,479,114	5,751,510

APPENDIX 6.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY

This appendix forms an integral part of the Group’s financial statements.

Balance as of 31, December	2017		2016
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related parties	40,584,214	6,235,517	29,836,181	5,522,921
Trade and other current receivables	105,768,269	43,356,142	111,304,041	19,109,490
Total Estimated Assets	146,352,483	49,591,659	141,140,222	24,632,411
Trade and other current payables to related parties	20,942,895	5,818,224	17,499,611	191,657
Trade and other current payables	39,101,357	41,338,368	20,844,033	37,425,664
Total Estimated Liabilities	60,044,252	47,156,592	38,343,644	37,617,321

Chile	For the year ended 12-31-2017		For the year ended 12-31-2016		For the year ended 12-31-2015
	Energy and Capacity	Tolls	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	146,352,483	49,591,659	141,140,222	24,632,411	131,440,713	23,919,361
Energy Purchases	60,035,699	47,156,593	38,343,644	37,687,588	28,630,375	43,204,333